Unit Activity (Tables)	12 Months Ended
Dec. 31, 2024
Unit Activity
Schedule of movement in number of common units, Class B Units, general partner units and Series A Preferred Units

				Convertible
			General Partner	Preferred
(in units)	Common Units	Class B Units	Units	Units
December 31, 2022	34,045,081	252,405	640,278	3,541,666
December 31, 2023	34,045,081	252,405	640,278	3,541,666
December 31, 2024	34,045,081	252,405	640,278	3,541,666